Federated Hermes SDG Engagement High Yield Credit Fund
Portfolio of Investments
November 30, 2025 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—70.7%
		Automotive—1.5%
EUR 400,000		Energizer Gamma Acquisition BV, Sr. Unsecd. Note, REGS, 3.500%, 6/30/2029	$ 446,734
$ 900,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	848,328
419,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.350%, 1/8/2031	376,289
900,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	774,087
		TOTAL	2,445,438
		Banking—9.2%
EUR 800,000	[1]	ABN Amro Bank NV, Jr. Sub. Deb., 4.750%, 9/22/2027	933,982
$ 400,000		Akbank T.A.S., Sr. Unsecd. Note, REGS, 7.498%, 1/20/2030	421,634
200,000		Akbank TAS - Old, Sub., REGS, 7.875%, 9/4/2035	205,577
EUR 500,000		Alpha Bank SA, Sr. Pfd., 2.500%, 3/23/2028	579,291
300,000		Alpha Bank SA, Sub. Note, Series EMTN, 4.308%, 7/23/2036	354,778
200,000		Australia & New Zealand Banking Group Ltd., Sub., Series EMTN, 5.101%, 2/3/2033	242,567
$ 800,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, REGS, 5.750%, 1/22/2030	816,400
400,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 8.750%, 5/20/2035	425,096
400,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, REGS, 6.625%, 1/24/2032	390,863
EUR 400,000		Bank of Ireland Group PLC, Sub. Note, Series EMTN, 1.375%, 8/11/2031	461,188
GBP 500,000		Bank of Ireland Group PLC, Sub., Series EMTN, 7.594%, 12/6/2032	693,102
$ 600,000	[1]	Barclays PLC, Jr. Sub. Note, 4.375%, 3/15/2028	576,121
GBP 400,000	[1]	Barclays PLC, Jr. Sub. Note, 8.500%, 6/15/2030	567,347
$ 400,000	[1]	BNP Paribas SA, Jr. Sub. Note, REGS, 4.625%, 2/25/2031	363,036
400,000	[1]	BNP Paribas SA, Jr. Sub. Note, REGS, 7.375%, 9/10/2034	415,254
EUR 400,000		Cellnex Finance Co. SA, Series EMTN, 2.000%, 2/15/2033	416,443
600,000	[1]	Commerzbank AG, Jr. Sub. Note, 4.250%, 10/9/2027	689,331
$ 200,000	[1]	Commerzbank AG, Jr. Sub. Note, Series EMTN, 7.500%, 10/9/2030	209,265
EUR 200,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 3.250%, 12/29/2026	229,749
200,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 4.875%, 6/29/2029	234,075
$ 200,000	[1]	Credit Suisse Group AG, Jr. Sub. Note, 144A, 7.125%, 8/10/2034	205,164
EUR 600,000	[1]	Deutsche Bank AG, Jr. Sub. Note, 4.500%, 11/30/2026	691,099
200,000		Deutsche Bank AG, Sr. Unsecd. Note, Series EMTN, 5.625%, 5/19/2031	233,392
$ 500,000	[1]	First Citizens Bancshares, Inc., Jr. Sub. Note, Series B, 9.524%, 1/4/2027	510,847
500,000	[1]	ING Groep N.V., Jr. Sub. Note, Series NC10, 4.250%, 5/16/2031	442,882
EUR 730,000	[1]	Intesa Sanpaolo SpA, Jr. Sub. Note, 4.125%, 2/27/2030	822,752
$ 400,000		Itau Unibanco Holding SA, Sub., REGS, 3.875%, 4/15/2031	397,787
1,000,000	[1]	NatWest Markets plc, Jr. Sub. Note, 4.600%, 6/28/2031	919,270
400,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.375%, 2/10/2031	363,479
200,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.875%, 2/12/2027	198,278
200,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 7.125%, 8/10/2034	205,164
EUR 600,000	[1]	UniCredit SpA, Jr. Sub. Note, Series EMTN, 3.875%, 6/3/2027	688,690
		TOTAL	14,903,903
		Basic Industries—13.4%
$ 1,325,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 4.125%, 3/31/2029	1,298,637
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	185,351
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, REGS, 5.500%, 5/2/2033	208,058

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industries—continued
$ 1,050,000		Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	$ 950,211
1,250,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	1,208,343
EUR 400,000		Celanese US Holdings LLC, Sr. Unsecd. Note, 5.000%, 4/15/2031	454,283
$ 100,000		Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	99,904
600,000		Cemex S.A.B. de C.V., REGS, 3.875%, 7/11/2031	571,704
400,000	[1]	Cemex S.A.B. de C.V., Sub. Note, 7.200%, 6/10/2030	415,000
200,000	[1]	Cemex S.A.B. de C.V., Sub., REGS, 5.125%, 6/8/2026	199,397
300,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 4.950%, 6/1/2043	272,650
45,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	45,455
520,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	508,431
24,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	24,631
400,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	412,950
GBP 477,000		Edge Finco PLC, Sec. Fac. Bond, 144A, 8.125%, 8/15/2031	666,101
200,000		Edge Finco PLC, Secured Note, REGS, 8.125%, 8/15/2031	279,288
$ 500,000		FMG Reources, Sr. Unsecd. Note, 144A, 4.375%, 4/1/2031	482,760
300,000		FMG Reources, Sr. Unsecd. Note, 144A, 6.125%, 4/15/2032	313,416
100,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 6.375%, 7/15/2032	101,816
420,000		Huntsman International LLC, Sr. Unsecd. Note, 2.950%, 6/15/2031	350,147
100,000		Huntsman International LLC, Sr. Unsecd. Note, 5.700%, 10/15/2034	89,853
400,000		IHS Holding Ltd., Sr. Secd. Note, REGS, 7.875%, 5/29/2030	408,220
400,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 7.875%, 5/29/2030	408,220
EUR 500,000		InPost S.A., Sr. Unsecd. Note, REGS, 4.000%, 4/1/2031	582,360
$ 695,000		KB HOME, Sr. Unsecd. Note, 4.000%, 6/15/2031	659,701
4,000		KB HOME, Sr. Unsecd. Note, 4.800%, 11/15/2029	4,008
500,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 3.875%, 8/15/2031	456,636
300,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	288,884
EUR 419,000		Novelis Sheet Ingot Gmbh, Sr. Unsecd. Note, REGS, 3.375%, 4/15/2029	473,936
1,100,000		Olympus Water US Holding Corp., Sr. Unsecd. Note, REGS, 5.375%, 10/1/2029	1,179,501
$ 300,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, 144A, 6.800%, 5/13/2030	299,571
500,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 2.875%, 5/11/2031	407,817
200,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 6.800%, 5/13/2030	199,714
EUR 205,000		PAPREC HOLDING SA, Sec. Fac. Bond, 144A, 4.500%, 7/15/2032	242,918
400,000		PAPREC HOLDING SA, Sr. Secd. Note, REGS, 4.500%, 7/15/2032	473,987
400,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.625%, 3/15/2028	459,806
192,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 4.500%, 3/15/2032	214,072
$ 200,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 7.500%, 6/15/2032	211,500
1,300,000		SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,216,332
EUR 300,000	[1]	Solvay S.A., Jr. Sub. Note, 2.500%, 12/2/2025	348,068
$ 435,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	399,475
400,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	410,554
200,000		Summit Digitel Infrastructure, 144A, 2.875%, 8/12/2031	182,331
400,000	[2]	Summit Digitel Infrastructure, C Bond, REGS, 2.875%, 8/12/2031	364,663
950,000		Suzano Austria GmbH, Sr. Unsecd. Note, Series DM3N, 3.125%, 1/15/2032	850,813
1,111,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., Sr. Unsecd. Note, 144A, 5.125%, 8/1/2030	1,116,953
750,000		TopBuild Corp., Sr. Unsecd. Note, 144A, 5.625%, 1/31/2034	760,805
		TOTAL	21,759,231
		Capital Goods—4.6%
EUR 193,000		Ardagh Metal Packaging, Secured Note, 144A, 5.000%, 1/30/2031	226,009

Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Capital Goods—continued
$ 200,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	$ 186,297
EUR 700,000	Ardagh Metal Packaging, Sr. Unsecd. Note, REGS, 3.000%, 9/1/2029	763,898
$ 825,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	761,397
600,000	Ball Corp., Sr. Unsecd. Note, 5.500%, 9/15/2033	611,721
300,000	Berry Global, Inc., 1.650%, 1/15/2027	291,126
50,000	Berry Global, Inc., 5.65%, 1/15/2034	52,448
EUR 300,000	Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	343,476
156,000	Crown European Holdings SA, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2030	188,240
$ 250,000	Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 3.200%, 1/12/2031	226,716
800,000	Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	725,493
EUR 900,000	Progroup Ag, Sec. Fac. Bond, REGS, 5.375%, 4/15/2031	1,057,633
650,000	Rexel S.A., Sr. Unsecd. Note, 2.125%, 12/15/2028	740,037
$ 1,075,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	1,073,485
200,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	201,547
	TOTAL	7,449,523
	Consumer Cyclicals—4.1%
700,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	725,328
38,000	American Axle & Manufacturing, Inc., 144A, 7.750%, 10/15/2033	38,406
129,000	American Axle & Manufacturing, Inc., Sr. Sub. Secd. Note, 5.000%, 10/1/2029	123,751
EUR 700,000	AZELIS Finance Nv, Sr. Unsecd. Note, REGS, 4.750%, 9/25/2029	831,304
GBP 211,000	Boots Group Finco LP, Sec. Fac. Bond, Series 144*, 7.375%, 8/31/2032	286,829
300,000	Boots Group Finco LP, Secured Note, REGS, 7.375%, 8/31/2032	407,814
$ 300,000	Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	308,811
EUR 600,000	Clarios Global LP/Clarios US Finance Co, Sr. Secd. Note, 4.75%, 6/15/2031	709,059
700,000	ELIOR Group Sa, Sr. Unsecd. Note, 5.625%, 3/15/2030	836,621
700,000	V.F. Corp., Sr. Unsecd. Note, 0.625%, 2/25/2032	632,003
$ 250,000	V.F. Corp., Sr. Unsecd. Note, 2.950%, 4/23/2030	224,669
700,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	696,106
800,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	812,934
	TOTAL	6,633,635
	Consumer Goods—1.1%
EUR 800,000	Arcelik AS, Sr. Unsecd. Note, 3.000%, 5/27/2026	927,602
$ 130,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	131,907
433,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	408,732
338,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	329,582
	TOTAL	1,797,823
	Consumer Non-Cyclical—3.1%
EUR 405,000	Froneri Lux Finco Sarl, Sec. Fac. Bond, 144A, 4.750%, 8/1/2032	473,263
300,000	Froneri Lux Finco Sarl, Secured Note, REGS, 4.750%, 8/1/2032	350,566
900,000	Irca Spa, Sec. Fac. Bond, REGS, 5.764%, 12/15/2029	1,053,667
319,000	Opal Bidco SAS, Sec. Fac. Bond, 144A, 5.500%, 3/31/2032	382,644
500,000	Opal Bidco SAS, Sec. Fac. Bond, REGS, 5.500%, 3/31/2032	599,755
400,000	Schaeffler AG, Sr. Unsecd. Note, Series EMTN, 4.500%, 3/28/2030	474,721
499,000	Techem Verwaltungsgesell, Sec. Fac. Bond, 144A, 4.625%, 7/15/2032	582,959
300,000	Techem Verwaltungsgesell, Sr. Secd. Note, REGS, 4.625%, 7/15/2032	350,477
$ 700,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	714,349
	TOTAL	4,982,401

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy—3.0%
$ 150,000		Aker BP ASA, Sr. Unsecd. Note, 144A, 5.125%, 10/1/2034	$ 148,567
600,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	581,407
GBP 100,000		BP Capital Markets PLC, Sr. Unsecd. Note, Series EMTN, 5.067%, 9/12/2036	129,956
400,000	[1]	BP Capital Markets PLC, Sub., 4.250%, 3/22/2027	522,602
$ 589,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	555,663
600,000		Greenko Wind Projects (Mauritius) Ltd., Sr. Unsecd. Note, 144A, 7.250%, 9/27/2028	606,104
550,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	546,080
250,000		ONEOK, Inc., Sr. Unsecd. Note, 5.050%, 4/1/2045	223,421
275,000		ONEOK, Inc., Sr. Unsecd. Note, 5.450%, 6/1/2047	254,905
32,000		ONEOK, Inc., Sr. Unsecd. Note, 5.600%, 4/1/2044	30,545
1,250,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	1,234,240
		TOTAL	4,833,490
		Financial Services—0.9%
400,000	[1]	ING Groep N.V., Jr. Sub. Note, 7.250%, 11/16/2034	423,260
200,000	[1]	Natwest Group plc, Jr. Sub. Deb., 7.300%, 11/19/2034	210,499
850,000	[1]	Societe Generale SA, Jr. Sub. Note, 144A, 8.125%, 11/21/2029	893,204
		TOTAL	1,526,963
		Health Care—4.2%
519,000		Centene Corp., 2.500%, 3/1/2031	447,800
550,000		Centene Corp., Sr. Unsecd. Note, 2.625%, 8/1/2031	471,799
EUR 200,000		Eurofins Scientific SE, Sr. Unsecd. Note, 0.875%, 5/19/2031	202,271
$ 900,000		Fresenius Medical Care US Finance III, Inc., Sr. Unsecd. Note, REGS, 2.375%, 2/16/2031	799,291
EUR 900,000		Grifols Escrow Issuer SA, Sr. Unsecd. Note, REGS, 3.875%, 10/15/2028	1,030,446
$ 150,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	104,423
600,000		HCA, Inc., Sr. Unsecd. Note, 2.375%, 7/15/2031	538,528
EUR 1,050,000		Iqvia, Inc., Sr. Unsecd. Note, REGS, 2.250%, 3/15/2029	1,184,182
$ 899,000		Medline Borrower LP, Sr. Secd. Note, 144A, 3.875%, 4/1/2029	873,388
300,000		Medline Borrower LP/Medline Co-Issuer Inc., 144A, 6.250%, 4/1/2029	310,671
888,000		Tenet Healthcare Corp., 4.375%, 1/15/2030	870,794
		TOTAL	6,833,593
		Insurance—1.6%
GBP 925,000	[1]	Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750%, 4/26/2028	1,199,237
EUR 700,000		UnipolSai Assicurazioni SpA, Sub., Series EMTN, 3.875%, 3/1/2028	830,650
$ 600,000		Zurich Finance Ireland, Sub. Note, Series EMTN, 3.000%, 4/19/2051	544,633
		TOTAL	2,574,520
		Media—3.0%
900,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	763,477
200,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	180,362
1,250,000		Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	1,195,581
1,200,000		Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	1,191,776
EUR 700,000		United Group B.V., Sec. Fac. Bond, REGS, 5.250%, 2/1/2030	809,205
GBP 450,000		Virgin Media O2 V Dac, Sr. Secd. Note, 144A, 7.875%, 3/15/2032	602,772
100,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, REGS, 4.250%, 1/15/2030	121,669
EUR 100,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, REGS, 3.375%, 2/28/2030	103,442
		TOTAL	4,968,284
		Packaging—2.1%
$ 1,000,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	1,009,859
450,000		Crown Americas LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/1/2033	461,085

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Packaging—continued
$ 467,000		Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	$ 464,887
850,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	805,693
700,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.375%, 6/1/2032	705,110
		TOTAL	3,446,634
		Real Estate—1.1%
EUR 346,000		CANPACK SA and Eastern PA Land Investment Holding LLC, REGS, 2.375%, 11/1/2027	395,856
$ 619,000		CANPACK SA and Eastern PA Land Investment Holding LLC, Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	590,288
700,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2031	670,584
81,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2030	80,361
		TOTAL	1,737,089
		Retail—1.1%
950,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.625%, 9/15/2029	969,253
900,000		Falabella S.A., Sr. Unsecd. Note, REGS, 3.375%, 1/15/2032	818,372
		TOTAL	1,787,625
		Technology & Electronics—2.2%
200,000		Dell, Inc., Sr. Unsecd. Note, 5.400%, 9/10/2040	197,980
300,000		Nokia Oyj, Sr. Unsecd. Note, 4.375%, 6/12/2027	301,325
250,000		Nokia Oyj, Sr. Unsecd. Note, 6.625%, 5/15/2039	268,770
EUR 300,000		Nokia Oyj, Sr. Unsecd. Note, Series EMTN, 4.375%, 8/21/2031	365,889
850,000		OVH Groupe SAS, Sr. Unsecd. Note, REGS, 4.750%, 2/5/2031	990,912
$ 1,200,000		Seagate Data Storage Technologh Pte. Ltd., Sr. Note, 4.125%, 1/15/2031	1,143,508
160,000		Seagate Data Storage Technologh Pte. Ltd., Sr. Unsecd. Note, 144A, 4.091%, 6/1/2029	156,703
475,000		Xerox Holdings Corp., Sr. Unsecd. Note, 144A, 8.875%, 11/30/2029	176,694
		TOTAL	3,601,781
		Telecommunications—8.4%
EUR 200,000		Cellnex Telecom, SA, Conv. Bond, Series CLNX, 0.750%, 11/20/2031	209,789
$ 500,000		Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	476,320
150,000		Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	141,785
1,148,000		Fibercop SPA, Sec. Fac. Bond, 144A, 6.000%, 9/30/2034	1,083,086
EUR 125,000		Fibercop SPA, Series emtn, 2.375%, 10/12/2027	143,234
$ 200,000		Iliad Holding Sas, 144A, 7.000%, 4/15/2032	206,417
EUR 900,000		Iliad SA, Sr. Secd. Note, 1.875%, 2/11/2028	1,018,451
400,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series EMTN, 1.750%, 4/19/2031	430,722
400,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series GMTN, 1.625%, 10/21/2028	447,799
900,000		LorcaTelecom Bondco, Term Loan - 1st Lien, REGS, 4.000%, 9/18/2027	1,045,785
$ 350,000		Millicom International Cellular S.A., Sr. Unsecd. Note, 144A, 7.375%, 4/2/2032	365,753
800,000		Millicom International Cellular S.A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	743,317
EUR 900,000		Nexans SA, Sr. Unsecd. Note, 4.125%, 5/29/2029	1,068,640
900,000		Odido Group Holding B.V., Sr. Unsecd. Note, REGS, 5.500%, 1/15/2030	1,049,191
500,000		Summer (BC) Holdco B S.a r.l., Sec. Fac. Bond, 144A, 5.875%, 2/15/2030	526,387
300,000		Summer (BC) Holdco B S.a r.l., Secured Note, REGS, 5.875%, 2/15/2030	315,832
$ 100,000		Telecom Italia Capital SA, Sr. Unsecd. Note, 6.000%, 9/30/2034	102,832
EUR 1,100,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.376%, 2/12/2029	1,210,115
$ 172,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	152,904
300,000		T-Mobile USA, Inc., 3.300%, 2/15/2051	205,176
100,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.700%, 1/15/2035	99,241
200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, 144A, 7.375%, 5/20/2029	207,640
800,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 7.375%, 5/20/2029	830,561

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications—continued
GBP 100,000		Virgin Media O2 V Dac, Sec. Fac. Bond, REGS, 7.875%, 3/15/2032	$ 133,949
349,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, REGS, 4.500%, 7/15/2031	415,010
$ 900,000		VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	818,643
200,000		VZ Secured Financing B.V., Sr. Secd. Note, 144A, 7.500%, 1/15/2033	204,131
10,000		White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	10,207
		TOTAL	13,662,917
		Utilities—6.1%
457,000		AES Corp., Sr. Unsecd. Note, 2.450%, 1/15/2031	414,752
493,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	459,681
825,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 1/15/2032	755,834
EUR 600,000		ContourGlobal Power Holdings SA, 144A, 5.000%, 2/28/2030	711,851
200,000		ContourGlobal Power Holdings SA, REGS, 5.000%, 2/28/2030	237,284
800,000		EDP, S.A., Jr. Sub. Note, Series NC8, 1.875%, 3/14/2082	869,063
300,000		EDP, S.A., Sr. Sub., 4.625%, 9/16/2054	356,934
900,000	[1]	Enel SpA, Jr. Sub. Note, Series 9.5Y, 1.875%, 6/8/2030	952,756
100,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, REGS, 2.625%, 2/1/2029	112,301
100,000		Graphic Packaging International, LLC, Unsecd. Note, 144A, 2.625%, 2/1/2029	112,301
$ 319,000		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	303,961
GBP 600,000		Orsted A/S, Sub., Series GBP, 2.500%, 2/18/2032	599,635
$ 1,300,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,250,708
EUR 900,000	[1]	Veolia Environnement SA, Jr. Sub. Note, 2.500%, 1/20/2029	1,001,581
$ 1,066,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 4.375%, 5/1/2029	1,053,130
755,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	789,960
		TOTAL	9,981,732
		TOTAL CORPORATE BONDS (IDENTIFIED COST $108,836,267)	114,926,582
		U.S. TREASURIES—20.6%
6,851,400	[3,4]	United States Treasury Bill, 0.000%, 12/23/2025	6,835,090
14,550,000	[3,4]	United States Treasury Bill, 0.000%, 12/26/2025	14,510,746
12,200,000		United States Treasury Note, 3.750%, 8/15/2027	12,244,537
		TOTAL U.S. TREASURIES (IDENTIFIED COST $33,373,218)	33,590,373
		EXCHANGE-TRADED FUNDS—4.6%
57,391		iShares iBoxx High Yield Corporate Bond ETF	4,648,097
29,075		SPDR Bloomberg High Yield Bond ETF	2,839,174
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $7,370,857)	7,487,271
		TOTAL INVESTMENT IN SECURITIES—95.9% (IDENTIFIED COST $149,580,342)	$156,004,226
		OTHER ASSETS AND LIABILITIES - NET—4.1%[5]	6,592,000
		NET ASSETS—100.0%	$162,596,226

At November 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation/ (Depreciation)
Long Futures:
United States Treasury Notes 2 Year Long Futures	20	$4,177,188	March 2026	$(1,148)
United States Treasury Notes 5 Year Long Futures	83	$9,110,546	March 2026	$4,313
United States Treasury Notes 10 Year Long Futures	22	$2,493,562	March 2026	$3,031
Short Futures:
Euro-Bobl Short Futures	4	EUR (547,452)	December 2025	$418
Euro-Bond Short Futures	19	EUR (2,841,369)	December 2025	$(7,096)
United Kingdom Long Gilt Short Futures	8	GBP (969,793)	March 2026	$(8,359)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(8,841)
At November 30, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/17/2025	State Steet Bank	3,100,000 GBP	$4,161,945	$(58,454)
Contracts Sold:
12/17/2025	Lloyds Bank PLC	175,000 EUR	$206,465	$3,206
12/17/2025	RBC Europe	4,000,000 EUR	$4,643,808	$(2,111)
12/17/2025	RBC Europe	1,100,000 GBP	$1,449,016	$(7,061)
12/17/2025	State Steet Bank	32,000,000 EUR	$37,861,056	$693,705
12/17/2025	State Steet Bank	500,000 EUR	$582,255	$1,515
12/17/2025	State Steet Bank	7,200,000 GBP	$9,804,362	$273,674
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$904,474
At November 30, 2025, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2025[6]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
OTC Swaps:
JPMorgan	Arcelor Mittal SA	Sell	5.00%	12/20/2030	1.02%	$300,000	$64,453	$63,068	$1,385
JPMorgan	Forvia	Sell	5.00%	12/20/2030	2.59%	$550,000	$67,520	$59,151	$8,369
JPMorgan	ITRX	Sell	5.00%	12/20/2030	2.56%	$5,500,000	$681,420	$659,147	$22,273
JPMorgan	Optics	Sell	1.00%	12/20/2030	2.12%	$100,000	$(5,936)	$(5,634)	$(302)
JPMorgan	Telecom Italia SpA	Sell	1.00%	12/20/2030	1.04%	$600,000	$(4,198)	$(6,935)	$2,737
JPMorgan	Valeo	Sell	1.00%	12/20/2030	1.94%	$455,000	$(22,495)	$(26,981)	$4,486
Morgan Stanley	AXL	Sell	5.00%	12/20/2030	3.12%	$746,000	$58,903	$47,748	$11,155
Morgan Stanley	Ford Motor Co.	Sell	5.00%	12/20/2030	1.61%	$184,000	$27,330	$27,133	$197
Morgan Stanley	Goodyear Tire & Rubber Co.	Sell	5.00%	12/20/2030	3.04%	$660,000	$55,073	$59,862	$(4,789)
Morgan Stanley	Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/2030	3.22%	$19,400,000	$1,445,374	$1,427,593	$17,781
TOTAL CREDIT DEFAULT SWAPS							$2,367,444	$2,304,152	$63,292

Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Swap Contracts are included in “Other Assets and Liabilities—Net.”
1	Perpetual Bond Security. The maturity date reflects the next call date.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2025, these restricted securities amounted to $364,663, which represented 0.2% of net assets.

3	Discount rate at time of purchase.
4	Zero coupon bond.
5	Assets, other than investments in securities, less liabilities.
6
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Additional information on restricted securities held at November 30, 2025, is as follows:
Security	Acquisition Date	Cost	Value
Summit Digitel Infrastructure, C Bond, REGS, 2.875%, 8/12/2031	11/22/2023	$335,236	$364,663
Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$114,926,582	$—	$114,926,582
U.S. Treasuries	—	33,590,373	—	33,590,373
Exchange-Traded Funds	7,487,271	—	—	7,487,271
TOTAL SECURITIES	$7,487,271	$148,516,955	$—	$156,004,226
Other Financial Instruments:
Assets
Futures Contracts	$7,762	$—	$—	$7,762
Swap Contracts	—	2,400,073	—	2,400,073
Foreign Exchange Contracts	—	972,100	—	972,100
Liabilities
Futures Contracts	(16,603)	—	—	(16,603)
Swap Contracts	—	(32,629)	—	(32,629)
Foreign Exchange Contracts	—	(67,626)	—	(67,626)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(8,841)	$3,271,918	$—	$3,263,077

The following acronym(s) are used throughout this portfolio:
BOBL	—Bundesobligation
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—Great British Pound
GMTN	—Global Medium Term Note
OTC	—Over-the-Counter
SPDR	—Standard & Poor’s Depositary Receipt